Share Capital And Share Premium	6 Months Ended
Jun. 30, 2020
Disclosure of classes of share capital [abstract]
Share Capital and Share Premium

6          Share Capital and Share Premium

The authorised share capital of Globus consisted of the following:

	June 30,	December 31,
	2020	2019
Authorised share capital:
500,000,000 Common Shares of par value $0.004 each	2,000	2,000
100,000,000 Class B common shares of par value $0.001 each	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100
Total authorised share capital	2,200	2,200

Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share. Each holder of Class B shares may convert, at its option, any or all of the Class B shares held by such holder into an equal number of common shares.

Common Shares issued and fully paid	Number of shares	Issued Share Capital
As at January 1, 2020	5,227,159	21
Issued during the period for share based compensation (Note 9)	21,740	-
Issuance of common stocks due conversion of loan (Note 8)	1,167,767	5
Issuance of new common stocks	85,830,000	343
As at June 30, 2020	92,246,666	369

Common Shares issued and fully paid	Number of shares	Issued Share Capital
As at January 1, 2019	3,209,327	13
Issued during the period for share based compensation (Note 9)	5,780	-
Issuance of common stocks due conversion of loan	1,132,191	4
As at June 30, 2019	4,347,298	17

As of June 30, 2020, there were 5,000 Class B preferred shares issued and outstanding (see also Note 13 for subsequent event).

On June 12, 2020, the Company entered into a stock purchase agreement and issued 5,000 of newly-designated Series B Preferred Shares, par value $0.001 per share, to Goldenmare Limited, a company controlled by the Chief Executive Officer, Athanasios Feidakis, in return for $150,000, which amount was settled by reducing, on a dollar for dollar basis, the amount payable as executive compensation by the Company to Goldenmare Limited pursuant to a consultancy agreement.

The issuance of the Series B preferred shares to Goldenmare Limited was approved by an independent committee of the Board of Directors of the Company, which received a fairness opinion from an independent financial advisor that the transaction was concluded at fair value.

As of June 30, 2019, the Company had no Class B preferred shares outstanding.

Share premium includes the contribution of Globus’ shareholders to the acquisition of the Company’s vessels. Additionally, share premium includes the effects of the acquisition of non-controlling interest, the effects of the Globus initial and follow-on public offerings and the effects of the share-based payments described in Note 9. At June 30, 2020 and December 31, 2019 Globus share premium amounted to $170,002 and $145,506, respectively.

On June 22, 2020, the Company issued 34,285,714 units in an underwritten public offering at a price of $0.35 per unit. Each unit consisted of one common share and one Class A warrant to purchase one common share and immediately separated upon issuance. In addition, the Company granted to Maxim Group LLC a 45-day option to purchase up to an additional 5,142,857 common shares (or pre-funded warrants in lieu thereof) and up to 5,142,857 Class A warrants, at the public offering price less discounts and commissions, which Maxim Group LLC exercised its option and purchased 5,139,286 common shares and 5,139,286 Class A warrants. Each Class A warrant is immediately exercisable for one common share at an exercise price of $0.35 per share and expires five years from issuance.

As of June 30, 2020, the Company had issued 555,000 common shares pursuant to exercise of outstanding Class A Warrants and had 38,870,000 Class A Warrants outstanding to purchase an aggregate of 38,870,000 common shares.

On June 30, 2020, the Company issued 45,850,000 of its common shares in a registered direct offering and 45,850,000 warrants (“PP Warrants”) to purchase common shares in a concurrent private placement for a purchase price of $0.27 per common share and PP Warrant. The warrants were exercisable upon issuance and had an exercise price of $0.30 per share which subsequently was reduced to $0.18 per share. The warrants expire 5.5 years from the issuance date.

As of June 30, 2020, no PP Warrants had been exercised and the Company had 45,850,000 PP Warrants outstanding to purchase an aggregate of 45,850,000 common shares.

As of June 30, 2020, in connection with the October 2017 private placement, the October 2017 Warrant (as described in 2019 Annual Report) outstanding expired unexercised.

As of June 30, 2019, in connection with the October 2017 private placement, the Company had 1,250,000 of the October 2017 Warrant outstanding to purchase an aggregate of 1,250,000 common shares.

Company’s warrants are classified in equity, following the Company’s assessment that warrants met the equity classification criteria as per IAS 32.